UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund August 31, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security type/sector/state allocations	17
Schedules of investments	23
Statements of assets and liabilities	68
Statements of operations	70
Statements of changes in net assets	72
Financial highlights	78
Notes to financial statements	102
Report of independent registered
public accounting firm	115
Other Fund information	116
Board of trustees/directors and
officers addendum	122
About the organization	130

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® National Tax-Free Funds	September 10, 2013

Performance preview (for the year ended August 31, 2013)
Delaware Tax-Free USA Fund (Class A shares)	1-year return	-5.02%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper General & Insured Municipal Debt Funds Average	1-year return	-4.94%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	-3.13%
Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	-2.30%
Lipper Intermediate Municipal Debt Funds Average	1-year return	-3.00%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 8.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	-6.47%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper High Yield Municipal Debt Funds Average	1-year return	-6.09%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 11.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware Investments® National Tax-Free Funds

Economic backdrop

U.S. economic growth continued its uneven, but slow upward trend throughout the Funds’ fiscal year ended Aug. 31, 2013, completing the final quarter of the fiscal year with an estimated 2.5% growth rate. It was a similar story with the employment picture, as the jobless rate continued to tick downward, yet remained high at 7.3% in August 2013. This weaker-than-desired jobs data gave support to economic policy makers who favored stimulative programs. As a case in point, with inflation remaining well under control, the U.S. Federal Reserve kept its target short-term interest rate close to zero, where it has been hovering for close to five years.

In addition, in September 2012, the Fed launched a third round of its so-called “quantitative easing” program — a program that involves buying $85 billion worth of bonds a month, with the aim of lowering long-term interest rates and supporting the mortgage market.

Long-term rates did in fact continue declining through the end of 2012. Starting in January 2013, however, rates began to move upward gradually, as investors anticipated that further economic growth would naturally lead to higher interest rates. In May, the increase in rates accelerated sharply, beginning with congressional testimony from Fed Chairman Ben Bernanke, who announced his intent to “taper” the quantitative easing program once the economy’s growth proved to be self-sustaining. Although the Fed later sought to reassure investors that it had no near-term plans to lift short-term rates, rates generally continued to climb through the end of the Funds’ fiscal year in August.

Municipal bond market conditions

The municipal bond market posted reasonably even performance for the majority of the Funds’ fiscal year. However, bond prices began to decline between June and August, in conjunction with investors’ renewed fears about higher interest rates. Despite its earlier gains, the municipal bond market (as measured by the Barclays Municipal Bond Index) lost approximately 3.7% for the Fund’s full fiscal year.

The rise in interest rates was one of two main themes affecting the performance of the municipal bond market during the Funds’ fiscal year. The second involved two well-publicized credit events. In July, the city of Detroit filed for Chapter 9 bankruptcy protection, while in December 2012, credit rating agency Moody’s Investors Service (Moody’s) downgraded the general obligation bonds of Puerto Rico from Baa1 to Baa3, the lowest tier of the investment-grade bond universe.

The impact of this latter event on the municipal bond market was especially significant, as Puerto Rico securities are widely held by U.S. municipal bond portfolio managers because these bonds, like those of all U.S. territories, are generally fully income tax exempt for investors in all 50 states. Investors feared an additional downgrade, which could precipitate substantial selling on the part of the many fund managers who may face limitations on the amount of noninvestment grade debt that can be held in their portfolios. Consequently, Puerto Rico securities underperformed dramatically.

For the full fiscal year, securities with longer maturities and lower credit ratings significantly lagged their shorter-dated, higher-rated counterparts — the reverse of conditions seen in recent years — as investors proved less willing to take on either credit risk or interest rate risk.

In our view, the fundamental backdrop for municipal securities remained positive during the year, despite the overall price declines of the asset class. Although declining demand for municipal securities put downward pressure on prices, weaker-than-anticipated supply of new municipal debt counterbalanced some of these challenging performance factors.

Sticking to our strategy

Amid volatile market conditions, we kept our management strategy consistent. Our approach is known as a “bottom-up” way of investing, which means we consider securities one at a time, each on its individual merits. We conduct exhaustive research and choose the combination of bonds we believe offer a favorable risk-reward trade-off for the Funds’ shareholders.

Because we have significant confidence in the depth of our credit research, we maintained our typical emphasis on bonds with credit ratings of A and BBB, representing the mid-to-lower tier of the investment grade bond universe. We believe this segment of the marketplace may have the potential to provide better long-term value for diligent investors like us who are willing and able to conduct the necessary research.

Even as we maintained our strategy during the Funds’ fiscal year, we also paid close attention to shifts in the market landscape, making subtle adjustments to the composition of the Funds’ portfolios that resulted in a somewhat more conservative position over time.

Roughly midway through the Funds’ fiscal year, we believed it was prudent to protect the portfolios from a potential rise in long-term interest rates. This entailed modestly reducing the Funds’ exposure to longer-maturity securities.

We should reiterate that these shifts represented only subtle changes to the portfolio. Throughout the Funds’ fiscal year, we preserved our usual focus on bonds with mid-to-low investment-grade credit ratings. This is a segment of the market in which we believe our extensive credit research capabilities may prove advantageous over the long term.

Within the Funds

In light of the significant challenges facing Puerto Rico bonds during parts of the fiscal year, in hindsight, it is not surprising to us that some of the most notable detractors from the Funds’ performance were issued by this U.S. territory. Within Delaware Tax-Free USA Fund, for example, the poorest returns came from two Puerto Rico Electric Power Authority (PREPA) bond issues, which declined by approximately 27% and 25%, respectively, during the 1-year period. Meanwhile, within Delaware Tax-Free USA Intermediate Fund, a Puerto Rico sales tax revenue bond, rated A+/A3 by Standard & Poor’s and Moody’s, saw a 15% decline in value.

Portfolio management review
Delaware Investments® National Tax-Free Funds

Not all of the Funds’ weaker holdings were from Puerto Rico, however, such as the BBB+/Baa1-rated New Jersey Economic Development Authority bonds that declined approximately 10% and represented Delaware Tax-Free USA Intermediate Fund’s second-weakest performer of the period. Meanwhile, Delaware National High-Yield Municipal Bond Fund experienced weakness in Idaho Housing and Finance Association bonds issued to finance operations at the North Star Charter School, and Maryland State Health and Higher Educational Facilities Authority revenue bonds issued to support the Washington Christian Academy. These two holdings declined by 30% and 25%, respectively, during the fiscal year.

On the positive side of the ledger, both Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund saw particularly strong results from a stake in nonrated Henderson, Nev., local improvement district bonds, which were called by the issuer during the period at a substantial gain. Other outperforming securities for these two portfolios were New York City corporate-backed bonds issued for American Airlines, the proceeds of which will be used to improve passenger terminals at John F. Kennedy International Airport.

The strongest-performing security in Delaware Tax-Free USA Intermediate Fund during the fiscal year was a bond issued for a Florida airport project on behalf of Cargo Acquisition Companies Obligated Group. The Fund’s holdings in these bonds advanced by approximately 8% during the reporting period. The Fund’s portfolio also gained from a smaller position in bonds issued by the Industrial Development Authority of St. Joseph, Mo., to fund projects at the Shoppes at North Village. These nonrated issues rose by nearly 5% during the fiscal year.

Performance summaries
Delaware Tax-Free USA Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	-5.02%	+4.86%	+4.42%	n/a
Including sales charge	-9.31%	+3.90%	+3.94%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	-5.60%	+4.12%	+3.78%	n/a
Including sales charge	-9.23%	+3.87%	+3.78%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-5.82%	+4.07%	+3.63%	n/a
Including sales charge	-6.72%	+4.07%	+3.63%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	-4.89%	n/a	n/a	+7.31%
Including sales charge	-4.89%	n/a	n/a	+7.31%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board of Trustees (Board) has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the

Performance summaries
Delaware Tax-Free USA Fund

shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from May 1, 2013, through April 30, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise.  They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.56% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	0.93%	1.69%	1.69%	0.69%
(without feewaivers)
Net expenses	0.80%	1.56%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free USA Fund — Class A Shares	$9,550	$14,703

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 7.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class B	DTFCX	245909403
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	-3.13%	+4.07%	+4.08%	n/a
Including sales charge	-5.78%	+3.49%	+3.79%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	-3.50%	+3.28%	+3.62%	n/a
Including sales charge	-5.39%	+3.28%	+3.62%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-3.87%	+3.21%	+3.20%	n/a
Including sales charge	-4.81%	+3.21%	+3.20%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	-2.92%	n/a	n/a	+5.37%
Including sales charge	-2.92%	n/a	n/a	+5.37%
Barclays 3–15 Year Blend
Municipal Bond Index	-2.30%	+4.58%	+4.44%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Dec. 28, 2012 through Dec. 27, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from March 1, 2013, through Feb. 28, 2014.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.97%	1.67%	1.67%	0.67%
Net expenses (including fee waivers, if any)	0.75%	1.60%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free USA Intermediate Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,437
Delaware Tax-Free USA Intermediate Fund — Class A Shares	$9,725	$14,493

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 8 through 10.

The chart also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2003. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class B	DUIBX	245909601
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

Delaware National High-Yield Municipal Bond Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 22, 1986)
Excluding sales charge	-6.47%	+5.49%	+4.98%	n/a
Including sales charge	-10.70%	+4.52%	+4.50%	n/a
Class B (Est. Dec. 18, 1996)
Excluding sales charge	-7.10%	+4.72%	+4.33%	n/a
Including sales charge	-10.68%	+4.47%	+4.33%	n/a
Class C (Est. May 26, 1997)
Excluding sales charge	-7.21%	+4.70%	+4.19%	n/a
Including sales charge	-8.11%	+4.70%	+4.19%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	-6.23%	n/a	n/a	+11.11%
Including sales charge	-6.23%	n/a	n/a	+11.11%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 12. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Aug. 1, 2013, through July 31, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Performance summaries
Delaware National High-Yield Municipal Bond Fund

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.99%	1.74%	1.74%	0.74%
Net expenses (including fee waivers, if any)	0.85%	1.60%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Class A shares	$9,550	$15,508
Barclays Municipal Bond Index	$10,000	$15,496

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 12. Please note additional details on pages 11 through 13.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class B	DVNYX	928928233
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

Disclosure of Fund expenses
For the six-month period from March 1, 2013 to August 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2013 to Aug. 31, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Annualized Expense Ratio	Expenses Paid During Period 3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$921.10	0.80%	$3.87
Class B	1,000.00	918.90	1.14%	5.51
Class C	1,000.00	916.80	1.56%	7.54
Institutional Class	1,000.00	921.40	0.56%	2.71
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class B	1,000.00	1,019.46	1.14%	5.80
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Annualized Expense Ratio	Expenses Paid During Period 3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$951.60	0.75%	$3.69
Class B	1,000.00	951.20	0.75%	3.69
Class C	1,000.00	948.30	1.60%	7.86
Institutional Class	1,000.00	952.90	0.60%	2.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B	1,000.00	1,021.42	0.75%	3.82
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Disclosure of Fund expenses

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Annualized Expense Ratio	Expenses Paid During Period 3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$898.00	0.85%	$4.07
Class B	1,000.00	895.30	1.50%	7.17
Class C	1,000.00	894.20	1.60%	7.64
Institutional Class	1,000.00	899.30	0.60%	2.87
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class B	1,000.00	1,017.64	1.50%	7.63
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector/state allocations
Delaware Tax-Free USA Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.53%
Corporate Revenue Bonds	12.44%
Education Revenue Bonds	10.52%
Electric Revenue Bonds	4.02%
Healthcare Revenue Bonds	12.31%
Housing Revenue Bonds	0.85%
Lease Revenue Bonds	6.54%
Local General Obligation Bonds	4.96%
Pre-Refunded/Escrowed to Maturity Bonds	6.29%
Special Tax Revenue Bonds	17.28%
State General Obligation Bonds	7.75%
Transportation Revenue Bonds	10.95%
Water & Sewer Revenue Bonds	3.62%
Short-Term Investments	0.89%
Total Value of Securities	98.42%
Receivables and Other Assets Net of Liabilities	1.58%
Total Net Assets	100.00%

Security type/sector/state allocations

State/territory	(as a % of fixed income investments)
Alaska	1.61%
Arizona	1.23%
California	11.43%
Colorado	1.35%
Connecticut	0.60%
Florida	2.25%
Georgia	4.11%
Guam	0.41%
Idaho	0.19%
Illinois	3.33%
Indiana	0.94%
Kansas	0.46%
Louisiana	0.41%
Maryland	1.50%
Massachusetts	3.56%
Michigan	0.24%
Minnesota	0.40%
Missouri	5.75%
Nevada	0.29%
New Jersey	9.58%
New York	18.28%
North Carolina	2.98%
Ohio	3.19%
Oklahoma	2.94%
Oregon	0.26%
Pennsylvania	3.16%
Puerto Rico	2.60%
Texas	8.53%
U.S. Virgin Islands	0.33%
Utah	0.22%
Virginia	3.08%
Washington	1.83%
Wisconsin	0.75%
Wyoming	0.63%
Total	98.42%

Delaware Tax-Free USA Intermediate Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.58%
Corporate Revenue Bonds	10.95%
Education Revenue Bonds	6.32%
Electric Revenue Bonds	2.47%
Healthcare Revenue Bonds	9.03%
Housing Revenue Bond	0.56%
Lease Revenue Bonds	4.59%
Local General Obligation Bonds	6.41%
Pre-Refunded/Escrowed to Maturity Bonds	4.71%
Resource Recovery Revenue Bond	0.07%
Special Tax Revenue Bonds	14.38%
State General Obligation Bonds	17.29%
Transportation Revenue Bonds	15.13%
Water & Sewer Revenue Bonds	5.67%
Short-Term Investments	1.02%
Total Value of Securities	98.60%
Receivables and Other Assets Net of Liabilities	1.40%
Total Net Assets	100.00%

Security type/sector/state allocations

State/territory	(as a % of fixed income investments)
Alaska	0.93%
Arizona	2.92%
California	13.41%
Connecticut	2.01%
Delaware	0.77%
District of Columbia	0.12%
Florida	0.79%
Georgia	4.22%
Guam	0.36%
Idaho	0.89%
Illinois	3.16%
Indiana	0.10%
Iowa	0.25%
Kansas	0.32%
Louisiana	1.65%
Maryland	1.92%
Massachusetts	2.14%
Michigan	0.94%
Minnesota	6.60%
Mississippi	1.70%
Missouri	1.07%
New Jersey	5.97%
New York	14.00%
North Carolina	2.90%
Ohio	2.74%
Oregon	1.37%
Pennsylvania	5.18%
Puerto Rico	2.21%
Tennessee	0.78%
Texas	8.32%
U.S. Virgin Islands	0.22%
Virginia	6.32%
Washington	1.16%
Wisconsin	0.83%
Wyoming	0.33%
Total	98.60%

Delaware National High-Yield Municipal Bond Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.80%
Corporate Revenue Bonds	18.61%
Education Revenue Bonds	22.25%
Healthcare Revenue Bonds	27.01%
Housing Revenue Bonds	1.01%
Lease Revenue Bonds	5.50%
Local General Obligation Bond	0.68%
Pre-Refunded Bonds	1.33%
Resource Recovery Revenue Bonds	0.74%
Special Tax Revenue Bonds	11.91%
State General Obligation Bonds	2.02%
Transportation Revenue Bonds	6.74%
Short-Term Investment	0.32%
Total Value of Securities	98.12%
Receivables and Other Assets Net of Liabilities	1.88%
Total Net Assets	100.00%

State/territory	(as a % of fixed income investments)
Alaska	0.42%
Arizona	2.70%
California	12.62%
Colorado	1.13%
Connecticut	0.79%
District of Columbia	1.35%
Florida	2.89%
Georgia	1.49%
Hawaii	1.21%
Idaho	1.27%
Illinois	4.32%
Indiana	0.90%
Iowa	1.40%

Security type/sector/state allocations

State/territory	(as a % of fixed income investments)
Kansas	0.72%
Kentucky	0.24%
Louisiana	2.19%
Maine	0.42%
Maryland	2.73%
Massachusetts	0.64%
Michigan	1.84%
Minnesota	4.13%
Mississippi	0.32%
Missouri	1.54%
Nevada	0.11%
New Hampshire	0.32%
New Jersey	7.14%
New York	10.81%
North Carolina	0.78%
Ohio	4.62%
Oklahoma	0.86%
Oregon	0.90%
Pennsylvania	6.90%
Puerto Rico	0.97%
South Carolina	0.21%
Tennessee	0.55%
Texas	9.94%
Utah	0.46%
Vermont	0.23%
Virginia	1.42%
Washington	0.70%
West Virginia	0.82%
Wisconsin	2.64%
Wyoming	0.48%
Total	98.12%

Schedules of investments
Delaware Tax-Free USA Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.53%
Corporate Revenue Bonds – 12.44%
Buckeye, Ohio Tobacco Settlement Financing
Authority Asset-Backed
Series A-2 5.875% 6/1/47	$6,125,000	$4,129,169
Golden State, California Tobacco
Securitization Corporate Settlement
Revenue Asset-Backed Senior Notes
Series A-1 5.75% 6/1/47	6,875,000	5,077,394
Harris County, Texas Industrial Development
Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,101,834
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,465,060
6.25% 6/1/24	6,810,000	7,348,670
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,500,000	2,358,025
Indianapolis, Indiana Airport Authority
Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	3,028,685
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,473,820
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,078,407
6.50% 11/1/39	5,000,000	5,464,750
7.00% 11/1/34	1,000,000	1,160,810
New Jersey Economic Development Authority
Special Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	2,000,000	1,945,220
New Jersey Tobacco Settlement
Financing Authority Revenue
Series 1A 5.00% 6/1/41	7,265,000	4,937,803
• New York City, New York Industrial Development
Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	2,000,000	2,233,480
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower)
Class 3 6.375% 7/15/49	1,000,000	1,056,330

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority
Revenue Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	$4,750,000	$5,340,520
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	4,040,000	4,082,420
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	1,749,640
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	3,926,331
Series C 5.00% 1/1/21	1,880,000	2,136,470
		71,094,838
Education Revenue Bonds – 10.52%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,418,162
California Statewide Communities Development
Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,013,237
Connecticut State Health & Educational
Facilities Authority Revenue (Yale University)
Series A-1 5.00% 7/1/25	3,000,000	3,401,550
Gainesville, Georgia Redevelopment Authority
Educational Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,378,183
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,270,938
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,361,150
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,000,000	5,354,650
5.50% 11/15/36	4,515,000	4,994,493
Missouri State Health & Educational Facilities
Authority Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,458,199
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,367,045

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	$1,500,000	$1,507,215
Pennsylvania State Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg
University of Pennsylvania) 5.00% 7/1/31	6,000,000	5,641,859
Private Colleges & Universities Authority, Georgia
Revenue (Mercer University)
Series A 5.00% 10/1/32	1,360,000	1,251,526
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,565,000	1,276,132
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,558,890
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,015,416
5.35% 6/15/32	2,300,000	1,875,374
		60,144,019
Electric Revenue Bonds – 4.02%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	5,829,150
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	5,040,000	5,768,028
5.25% 2/1/24	7,000,000	8,087,520
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE)	1,000,000	805,340
Series WW 5.50% 7/1/38	2,100,000	1,542,366
Series XX 5.75% 7/1/36	1,220,000	938,107
		22,970,511
Healthcare Revenue Bonds – 12.31%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,091,860
Brevard County, Florida Health Facilities
Authority Health Care Revenue
(Health First Inc. Project) 7.00% 4/1/39	1,610,000	1,756,574
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,500,000	2,849,150

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
Series A 5.00% 4/1/42	$8,660,000	$8,334,730
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,277,865
Colorado Health Facilities Authority Revenue
(Children’s Hospital Project) Series A 5.00% 12/1/36	1,930,000	1,851,719
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,099,939
Fairfax County, Virginia Industrial Development
Authority Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,619,325
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	3,200,040
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,004,760
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	3,000,000	3,156,600
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,366,536
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,850,810
Michigan State Strategic Fund Revenue
(Evangelical Homes of Michigan Project) 5.25% 6/1/32	1,015,000	923,518
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,109,778
New York State Dormitory Authority Revenue
Non State Supported Debt
(North Shore Long Island Jewish Health System)
Series A 5.50% 5/1/37	3,000,000	3,083,220
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,205,720
6.50% 12/1/21	2,745,000	2,828,119

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	$1,555,000	$1,528,332
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,063,781
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,034,720
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
(Hamlet at Wallkill Project) 6.50% 1/1/46	3,000,000	2,523,420
^ Oregon Health & Science University Revenue
(Capital Appreciation Insured)
Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,495,460
Philadelphia, Pennsylvania Hospitals &
Higher Education Facilities Authority Revenue
(Temple University Health System) Series A 5.50% 7/1/30	2,700,000	2,390,526
Saline, Michigan Economic Development Revenue
(Evangelical Homes of Michigan Project)
5.25% 6/1/32	485,000	441,287
Tempe, Arizona Industrial Development
Authority Revenue (Friendship Village)
Series A 6.25% 12/1/46	1,000,000	962,410
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group)
9.125% 10/1/41	3,000,000	3,576,300
Wisconsin Health & Educational Facilities Authority Revenue
(Sauk-Prairie Memorial Hospital Inc.)
Series A 5.125% 2/1/38	2,000,000	1,720,000
		70,346,499
Housing Revenue Bonds – 0.85%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects)
Series A 6.40% 8/15/45	4,705,000	4,836,975
		4,836,975

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 6.54%
Hudson, New York Yards Infrastructure Corporation Revenue
Series A 5.75% 2/15/47	$10,250,000	$10,550,940
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	3,500,000	3,978,380
Series GG 5.75% 9/1/23	1,000,000	1,132,530
Series NN 5.00% 3/1/20	3,500,000	3,949,435
New York City, New York Industrial Development Agency Trips
Series A 5.00% 7/1/28 (AMT)	1,685,000	1,533,198
New York State Liberty Development Corporation Revenue
(World Trade Center Project) 5.75% 11/15/51	11,490,000	12,087,135
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II) 5.75% 10/1/31	2,245,000	2,002,697
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	2,162,711
		37,397,026
Local General Obligation Bonds – 4.96%
Fairfax County, Virginia (Public Improvement)
Series A 5.00% 10/1/19	9,000,000	10,599,030
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,589,788
5.00% 8/15/26 (PSF)	1,000,000	1,087,430
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,111,120
Series I-1 5.375% 4/1/36	5,000,000	5,294,500
Subseries D-1 5.00% 10/1/36	6,500,000	6,638,450
		28,320,318
§Pre-Refunded/Escrowed to Maturity Bonds – 6.29%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	240,000	258,725
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14 (AMT)	4,750,000	4,880,434
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32-14 (AMT)	2,395,000	2,468,789

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
^ Greene County, Missouri Single Family Mortgage
Revenue Municipal Multiplier
(Private Mortgage Insurance) 11.75% 3/1/16	$1,225,000	$1,193,469
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19-14	1,435,000	1,489,645
5.625% 12/1/28-14	2,365,000	2,461,729
New Jersey State Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34-14	1,935,000	2,020,450
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32-19	1,435,000	1,870,939
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	16,819,477
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,615,000	1,892,441
Wisconsin Housing & Economic Developing Authority Revenue
6.10% 6/1/21-17 (FHA)	505,000	575,155
		35,931,253
Special Tax Revenue Bonds – 17.28%
Brooklyn Arena Local Development Corporation,
New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	8,963,128
California State Economic Recovery Series A 5.25% 7/1/21	3,130,000	3,621,128
Denver, Colorado Convention Center Hotel Authority
Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,269,047
Florida Enterprise Community Development
District Special Assessment 6.10% 5/1/16 (NATL-RE)	380,000	381,756
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	2,450,000	2,339,187
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	2,300,000	1,655,816
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,209,084
Lammersville School District, California Community Facilities
District # 2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,655,080

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Missouri State Environmental Improvement & Energy
Water Pollution Control Revenue
(State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	$415,000	$416,959
Missouri State Highways & Transportation
Commission State Road Revenue
Series B 5.00% 5/1/24	9,000,000	9,923,759
Mosaic, Virginia District Community
Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,355,553
# Nampa Development Corporation, Idaho Revenue
(Library Square Project) 144A 5.00% 9/1/31	1,180,000	1,099,076
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,030,540
5.00% 6/15/26	1,100,000	1,096,194
5.00% 6/15/28	2,695,000	2,607,251
5.00% 6/15/29	2,050,000	1,944,651
New Jersey Transportation Trust Fund Authority
Series AA 5.00% 6/15/19	2,660,000	3,029,740
Series B 5.50% 6/15/31	10,000,000	10,516,199
(Transportation Program) Series AA
5.00% 6/15/44	2,280,000	2,227,286
(Transportation System) Series A 5.00% 6/15/42	720,000	702,770
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED-GTY)	1,000,000	1,157,120
New York City, New York Transitional Finance
Authority Future Tax Secured Fiscal 2011
Series C 5.25% 11/1/25	6,000,000	6,733,980
Series D 5.00% 2/1/26	3,000,000	3,259,860
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,041,400
New York State Dormitory Authority State
Personal Income Tax Revenue
Series B 5.25% 3/15/38	6,000,000	6,194,640
Puerto Rico Sales Tax Financing Corporation Revenue
(Convertible Capital Appreciation Bonds)
Series A 5.75% 8/1/37	5,000,000	4,299,650
ΩSeries A 6.75% 8/1/32	3,890,000	3,220,103
Series C 5.00% 8/1/40	2,460,000	2,053,387
Series C 6.00% 8/1/39	2,250,000	2,014,380

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
San Mateo, California Special Tax Revenue
(Community Facilities District # 2008-1 Bay Meadows)
6.00% 9/1/42	$1,000,000	$1,029,410
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,075,770
^Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
Series B 6.07% 6/1/21	4,070,000	2,649,774
		98,773,678
State General Obligation Bonds – 7.75%
California State
5.25% 11/1/40	3,795,000	3,853,595
Various Purposes
5.00% 9/1/22	2,180,000	2,487,249
6.00% 4/1/38	4,060,000	4,496,978
6.50% 4/1/33	2,570,000	2,990,606
Georgia State Series I 5.00% 7/1/21	7,945,000	9,350,550
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	12,454,840
Washington State (Various Purposes)
Series R-C 5.00% 7/1/21	7,500,000	8,682,300
		44,316,118
Transportation Revenue Bonds – 10.95%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,118,410
Series A 5.00% 1/1/43	585,000	501,093
Subordinate Lien 5.00% 1/1/42	2,245,000	1,848,713
Grand Parkway, Texas Transportation
(Sub-tier Toll Revenue) Series B 5.00% 4/1/53	580,000	535,143
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	5,075,000	5,086,571
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA
5.00% 6/15/24	5,000,000	5,415,250
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,024,743

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	$3,345,000	$3,764,496
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	1,898,946
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,179,190
6.50% 12/1/28	5,500,000	5,856,510
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	5,995,000	6,574,418
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,177,001
7.50% 6/30/33	1,560,000	1,748,760
(Mobility Partners) 6.875% 12/31/39	5,500,000	5,866,025
		62,595,269
Water & Sewer Revenue Bonds – 3.62%
Atlanta, Georgia Water & Wastewater Revenue Series A
6.25% 11/1/39	5,500,000	6,233,975
Massachusetts Water Pollution Abatement Trust
(State Revolving Fund) Subseries 17A 5.00% 2/1/21	3,980,000	4,651,307
New York City, New York Municipal Water Finance Authority
Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,413,560
San Francisco, California City & County Public Utilities
Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,405,450
		20,704,292
Total Municipal Bonds (cost $545,185,563)		557,430,796

	Principal amount	Value
Short-Term Investments – 0.89%
¤Variable Rate Demand Notes – 0.89%
Arizona Health Facilities Authority Revenue
(Health Care - Southwest Health)
0.06% 12/1/24 (LOC-JP Morgan Chase Bank N.A.)	$300,000	$300,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series D-1 0.06% 7/1/36 (LOC-JP Morgan Chase Bank N.A.)	500,000	500,000
Gulf Coast, Texas Industrial Development Authority Revenue
(Exxon Mobil Project) 0.03% 11/1/41	2,000,000	2,000,000
Minneapolis & St. Paul, Minnesota Housing & Redevelopment
Authority Health Care Revenue (Allina Health System)
Series B-2 0.05% 11/15/35 (LOC-JP Morgan Chase Bank N.A.)	1,750,000	1,750,000
St. Paul, Minnesota Housing & Redevelopment Authority
Revenue (Minnesota Public Radio Project)
0.06% 5/1/22 (LOC-JP Morgan Chase Bank N.A.)	530,000	530,000
Total Short-Term Investments (cost $5,080,000)		5,080,000

Total Value of Securities – 98.42%
(cost $550,265,563)		562,510,796
Receivables and Other Assets
Net of Liabilities – 1.58%		9,008,732
Net Assets – 100.00%		$571,519,528

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2013, the aggregate value of Rule 144A securities was $1,099,076, which represented 0.19% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Schedules of investments
Delaware Tax-Free USA Fund

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
LOC — Letter of Credit
N.A. — North America
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund
SGI — Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free USA Intermediate Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.58%
Corporate Revenue Bonds – 10.95%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement -
U.S. Steel Corp. Project) 6.50% 5/1/17	$2,305,000	$2,366,198
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue (Virginia Electric
& Power) Series A 5.00% 5/1/23	1,460,000	1,579,501
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes
Series A-1 4.50% 6/1/27	16,110,000	13,598,933
Harris County, Texas Industrial Development
Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,886,648
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,027,434
6.25% 6/1/24	7,500,000	8,093,249
Indianapolis, Indiana Airport Authority Revenue
Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	750,000	826,005
Iowa Finance Authority Pollution Control Facilities
Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,071,740
• Maricopa County, Arizona Corporation Pollution Control
Revenue (Public Service - Palo Verde Project) Series B
5.20% 6/1/43	6,000,000	6,545,880
Maryland Economic Development Corporation
Pollution Control Revenue
(CNX Marine Terminals) 5.75% 9/1/25	2,050,000	2,110,024
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,085,199
Michigan State Strategic Fund Limited Obligation Revenue
(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,652,010
New Jersey Economic Development Authority Special
Facilities Revenue (Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	4,000,000	3,890,440
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	850,000	844,518
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy)
Series A
5.70% 2/1/14	2,225,000	2,254,815
5.70% 8/1/20	4,320,000	4,857,062
Series C 5.625% 6/1/18	3,370,000	3,735,308

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Shipping Port) Series A
3.375% 12/1/40	$5,000,000	$5,171,400
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue 5.25% 12/1/24	3,050,000	3,188,440
Tobacco Settlement Financing Corporation, New Jersey
Revenue Series 1A 4.50% 6/1/23	3,280,000	2,945,801
Valdez, Alaska Marine (BP Pipelines Project) Series B
5.00% 1/1/21	6,675,000	7,585,604
		89,316,209
Education Revenue Bonds – 6.32%
Boise, Idaho State University Revenue (General Project)
Series A 4.00% 4/1/19	100,000	109,733
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	879,670
California Statewide Communities Development Authority
Revenue (Lancer Plaza Project) 5.125% 11/1/23	875,000	808,483
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East Campus)
6.00% 5/15/23	3,150,000	3,374,438
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	805,000	819,224
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,110,054
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,669,250
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	1,000,000	790,440
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	970,000	987,528
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,870,918
Massachusetts State Health & Educational Facilities
Authority Revenue (Massachusetts Institute of
Technology) Series M 5.25% 7/1/20	3,000,000	3,583,020

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	$1,760,000	$1,752,942
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/21	3,025,000	3,360,745
5.00% 7/1/31	1,000,000	1,004,810
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,136,509
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,022,210
Ohio State Higher Educational Facility Revenue (John Carroll
University) 5.50% 11/15/18	335,000	336,997
Pennsylvania State Higher Educational Facilities Authority
Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	5,718,014
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University Project)
Series A 5.25% 10/1/27	2,020,000	2,047,129
Series C
5.25% 10/1/23	600,000	644,694
5.25% 10/1/27	2,100,000	2,120,307
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,850,650
University of Minnesota Series A 5.00% 12/1/17	5,040,000	5,844,282
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,727,739
		51,569,786
Electric Revenue Bonds – 2.47%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	6,000,000	7,005,840
Series N 5.00% 5/1/21	3,580,000	4,181,118
City Public Service Board of San Antonio, Texas 5.00% 2/1/23	5,000,000	5,696,900
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,037,330
Rochester, Minnesota Electric Utilities Revenue Series C
5.00% 12/1/18 (NATL-RE)	2,000,000	2,240,340
		20,161,528

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 9.03%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	$4,000,000	$4,184,960
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,821,273
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,564,235
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,131,151
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	644,315
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project) Series A
6.00% 6/1/29	3,400,000	3,607,060
Laramie County, Wyoming Hospital Revenue (Cheyenne
Regional Medical Center Project) 5.00% 5/1/23	1,000,000	1,059,000
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,301,077
Minneapolis, Minnesota Revenue (National Marrow Donor
Program Project)
5.00% 8/1/16	4,720,000	5,077,256
5.00% 8/1/18	2,500,000	2,704,375
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Project) 5.00% 2/15/33	4,150,000	3,476,082
New Jersey Health Care Facilities Financing Authority
Revenue (Barnabas Health) Series A
5.00% 7/1/22	650,000	694,961
5.00% 7/1/23	145,000	153,043
New York State Dormitory Authority Revenue Non
State Supported Debt (Memorial Sloan-Kettering
Cancer Center) Series 1
4.00% 7/1/21	1,600,000	1,702,896
5.00% 7/1/21	570,000	647,360
5.00% 7/1/24	2,595,000	2,817,521
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,317,960
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,060,560

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	$780,000	$733,052
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System Obligation
Group) Series A
5.00% 1/1/17	2,000,000	2,230,380
5.00% 1/1/18	1,000,000	1,129,760
Onondaga, New York Civic Development Corporation
Revenue (St. Joseph Hospital Health Center Project)
5.00% 7/1/16	3,795,000	3,872,608
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	670,000	715,540
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30	3,800,000	4,177,074
Series C 4.50% 11/15/38	2,540,000	2,773,274
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,828,385
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,258,548
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,028,730
		73,712,436
Housing Revenue Bond – 0.56%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,530,846
		4,530,846
Lease Revenue Bonds – 4.59%
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Enhanced Asset-Backed Series A
5.00% 6/1/29	2,085,000	2,094,424
Idaho Building Authority Revenue (Health & Welfare Project)
Series A 5.00% 9/1/24	2,800,000	3,157,112

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 3/1/22	$375,000	$420,866
5.00% 9/1/22	1,100,000	1,233,991
5.00% 3/1/23	2,395,000	2,670,114
New Jersey Economic Development Authority (School
Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	7,814,675
New York City, New York Industrial Development Agency
Trips Series A 5.00% 7/1/22 (AMT)	735,000	720,057
New York State Dormitory Authority Revenue (Third General
Resolution - State University Educational Facilities)
Series A 5.00% 5/15/23	2,170,000	2,430,704
Pennsylvania Economic Development Financing Authority
Revenue (Unemployment Compensation Revenue)
Series B 5.00% 1/1/22	2,185,000	2,432,692
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II) 5.00% 10/1/23 (AMT)	3,125,000	2,848,906
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,925,000	3,919,191
Virginia Commonwealth Transportation Board
Transportation Revenue (U.S. Route 58 Corridor
Development) Series B 4.75% 5/15/21	7,460,000	7,686,486
		37,429,218
Local General Obligation Bonds – 6.41%
Chicago, Illinois Board of Education Dedicated Revenue
Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,588,480
Chicago, Illinois Modern Schools Across Chicago Series J
5.00% 12/1/23 (AMBAC)	2,865,000	2,898,177
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,343,255
Dallas, Texas 5.125% 2/15/15	3,000,000	3,209,100
Fairfax County, Virginia Public Improvement Series A
5.00% 4/1/17	4,000,000	4,559,600
5.25% 4/1/14	3,500,000	3,604,440
Henrico County, Virginia Public Improvement
5.00% 7/15/19	4,000,000	4,698,840
5.00% 7/15/20	5,615,000	6,619,973
Houston, Texas Public Improvement
Series A 5.25% 3/1/28	5,000,000	5,561,850

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series A-1 5.00% 8/1/19	$3,500,000	$3,941,560
Series G 5.25% 8/1/15	1,000,000	1,020,890
Series I 5.00% 8/1/21	995,000	1,036,691
Series J 5.50% 6/1/23	15,000	15,049
Subseries D-1 5.00% 10/1/30	4,000,000	4,183,840
Wake County, North Carolina Series D 4.00% 2/1/17	2,730,000	3,004,037
		52,285,782
§Pre-Refunded/Escrowed to Maturity Bonds – 4.71%
California State
Pre-Refunded 5.25% 11/1/17-13	785,000	791,775
Unrefunded 5.25% 11/1/17-13	215,000	216,855
California State Economic Recovery Series A 5.25% 7/1/14	225,000	234,342
Capital Trust Agency, Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32-14	1,750,000	1,798,055
Casa Grande, Arizona Tax Revenue 5.00% 4/1/22-14 (AMBAC)	1,600,000	1,644,240
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue (Benedictine Health
System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,023,190
5.50% 2/15/23-14	1,000,000	1,024,340
Fairfax County, Virginia Public Improvement Revenue
(State Aid Withholding) Series A 5.00% 4/1/20-18	10,000,000	11,612,000
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,002,320
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19-17	3,675,000	4,188,140
Second Series 5.00% 8/1/17-16	1,500,000	1,685,745
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19-13 (NATL-RE) (AMT)	1,000,000	1,004,320
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	2,500,000	2,570,025
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14-13	2,230,000	2,250,092
Minnesota State 5.00% 6/1/14	755,000	782,452
New York City, New York Municipal Water Finance Authority
Series B 5.00% 6/15/21-14 (AMBAC)	905,000	961,210

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York City, New York Series I 5.00% 8/1/21-14	$5,000	$5,221
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,044,210
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,087,380
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 6.125% 8/1/29-14	70,000	71,751
San Francisco, California City & County Public Utilities
Commission Water Revenue Pre-Refunded Subseries D
5.00% 11/1/16	735,000	832,101
Wyoming State Loan & Investment Board Facilities Revenue
5.00% 10/1/24-14	1,550,000	1,630,244
		38,460,008
Resource Recovery Revenue Bond – 0.07%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	600,000	588,552
		588,552
Special Tax Revenue Bonds – 14.38%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue Series A 5.00% 5/1/24	3,795,000	3,892,721
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	800,000	795,168
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	5,989,940
California State Economic Recovery Series A
5.25% 7/1/14	775,000	807,845
5.25% 7/1/21	2,740,000	3,169,933
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,405,023
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,599,482
5.25% 1/1/23	5,375,000	5,785,596
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue 5.00% 7/15/26	6,160,000	6,413,730

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	$1,750,000	$1,809,220
5.625% 12/1/29	1,125,000	1,152,551
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,073,519
Massachusetts State School Building Authority Senior
Series B 5.00% 10/15/27	4,705,000	5,036,608
@ Modesto, California Special Tax Community Facilities
District #4-1 (Village 2) 5.15% 9/1/36	1,500,000	1,378,800
New Jersey State Economic Development Authority Revenue
5.00% 6/15/20	210,000	228,018
5.00% 6/15/21	5,425,000	5,810,772
5.00% 6/15/22	1,750,000	1,853,268
5.00% 6/15/23	1,250,000	1,307,838
5.00% 6/15/29	1,200,000	1,138,332
New Jersey State Transportation Trust Fund Authority
Series AA 5.00% 6/15/20	5,000,000	5,667,400
Series B 5.50% 6/15/31	7,310,000	7,687,342
New York City, New York Transitional Finance Authority
Future Tax Secured Subseries A-1 5.00% 11/1/20	2,860,000	3,332,958
New York State Local Government Assistance Corporation
Subordinate Lien Series A
5.00% 4/1/17	8,615,000	9,823,511
5.00% 4/1/20	3,360,000	3,913,123
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,574,421
Puerto Rico Sales Tax Financing Corporation Sales
Tax Revenue
Series A 6.125% 8/1/29	2,430,000	2,470,873
Series C
5.00% 8/1/22	2,090,000	2,209,653
6.50% 8/1/35	5,820,000	5,641,384
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement (Francis Place
Redevelopment Project) 5.625% 11/1/25	1,000,000	963,670

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	$250,000	$250,375
Series B 5.375% 11/1/23	1,000,000	958,720
Virgin Islands Public Finance Authority Revenue (Senior Lien
Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,822,074
Washington State Motor Vehicle Fuel Tax Series B
5.00% 7/1/16	4,250,000	4,755,878
^ Wyandotte County, Kansas City, Kansas Unified Government
Special Obligation Revenue (Capital Appreciation - Sales
Tax Subordinate Lien) 6.70% 6/1/21	4,070,000	2,649,774
		117,369,520
State General Obligation Bonds – 17.29%
California State 5.00% 2/1/20	4,250,000	4,919,800
California State Economic Recovery Series A 5.00% 7/1/19	3,210,000	3,754,480
California State Various Purposes
5.00% 10/1/18	5,000,000	5,812,550
5.00% 9/1/22	1,655,000	1,888,256
5.00% 10/1/27	7,695,000	8,167,011
5.25% 9/1/28	7,750,000	8,287,385
Connecticut State Economic Recovery Series A 5.00% 1/1/16	7,700,000	8,486,632
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,217,840
Georgia State
Series A 5.00% 7/1/22	7,380,000	8,662,053
Series B 5.00% 7/1/17	4,810,000	5,515,723
Series I 5.00% 7/1/21	5,410,000	6,367,083
Maryland State & Local Facilities Loan Capital Improvement
Series B 5.00% 3/1/18	1,930,000	2,232,412
Massachusetts State Consolidated Loan Series C
5.50% 11/1/15 General Obligation	4,090,000	4,532,988
Minnesota State
(Unrefunded) 5.00% 6/1/14	145,000	150,282
(Various Purpose) Series A
5.00% 8/1/19	7,020,000	8,233,618
5.00% 8/1/20	3,495,000	4,100,054
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,585,306
New Jersey State Series Q 5.00% 8/15/19	7,220,000	8,380,182
New York State Series A 5.00% 2/15/28	5,000,000	5,463,100

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
North Carolina State
Series A
5.00% 3/1/16	$3,000,000	$3,329,310
5.00% 3/1/17	3,000,000	3,411,960
Series B 5.00% 4/1/15	4,000,000	4,295,280
North Carolina State Public Improvement Series A
5.00% 3/1/15	1,200,000	1,284,228
5.00% 5/1/22	2,625,000	3,057,364
Ohio State Series D 5.00% 9/15/14	3,500,000	3,673,740
Oregon State Series L 5.00% 5/1/26	6,000,000	6,555,540
Pennsylvania State Second Series 5.00% 7/1/20	2,300,000	2,675,705
Virginia State
Series B 5.00% 6/1/23	2,000,000	2,258,300
Series D 5.00% 6/1/19	5,715,000	6,702,781
Washington State Various Purpose Series A 5.00% 7/1/16	1,000,000	1,119,030
		141,119,993
Transportation Revenue Bonds – 15.13%
Alameda, California Corridor Transportation Authority
Revenue (Senior Lien) Series A 5.00% 10/1/21	2,290,000	2,592,028
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,105,780
Central Texas Regional Mobility Authority Revenue
Senior Lien 5.00% 1/1/33	1,730,000	1,560,927
Subordinate Lien 5.00% 1/1/33	5,275,000	4,593,945
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A 5.00% 7/1/15	750,000	809,528
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,016,450
Series C 5.25% 1/1/28	2,150,000	2,191,581
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	747,721
5.00% 11/1/23	750,000	814,793
5.00% 11/1/24	400,000	428,644
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,256,063
Harris County, Texas Metropolitan Transit Authority Sales &
Use Tax Revenue Series A 5.00% 11/1/31	3,250,000	3,353,123

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	$1,000,000	$1,072,230
5.00% 7/1/26	3,000,000	3,175,140
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,103,868
Maryland State Economic Development Corporation
Revenue (Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,600,378
Memphis-Shelby County, Tennessee Airport Authority
Revenue Series D 5.00% 7/1/24	4,110,000	4,464,611
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,330,184
Series A 5.00% 11/15/18	2,500,000	2,855,225
Series C
5.00% 11/15/25	1,250,000	1,331,125
5.00% 11/15/26	1,250,000	1,307,238
5.00% 11/15/27	1,650,000	1,725,620
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,535,550
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,192,258
New Jersey State Turnpike Authority Revenue Series B
5.00% 1/1/21	1,000,000	1,126,570
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,482,586
•Series E-3 5.75% 1/1/38	3,750,000	4,141,388
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,139,650
Pennsylvania State Turnpike Commission Revenue Series A
5.25% 12/1/20 (AMBAC)	1,230,000	1,301,242
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue (Junior Lien) Series A 5.00% 7/1/26	7,500,000	7,912,274
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,838,005
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,529,709
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,189,417

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco, California City & County Airports Commission
Series B 5.00% 5/1/15	$4,000,000	$4,307,880
Series D 5.00% 5/1/25	2,000,000	2,140,000
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	4,373,762
Texas Private Activity Bond Surface Transportation Corporate
Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,063,625
(Mobility Partners) 7.50% 12/31/31	3,765,000	4,192,478
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,921,221
Triborough, New York Bridge & Tunnel Authority
Revenue Series A
5.00% 11/15/17	1,720,000	1,986,961
5.00% 1/1/23	4,000,000	4,501,200
•Series B-3 5.00% 11/15/38	1,800,000	1,963,278
Virginia Commonwealth Transportation Board
(Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,233,100
		123,508,356
Water & Sewer Revenue Bonds – 5.67%
Arizona State Water Infrastructure Finance Authority
Revenue (Water Quality) Series A
5.00% 10/1/20	1,500,000	1,752,435
5.00% 10/1/21	2,430,000	2,767,892
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,387,881
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,283,680
King County, Washington Sewer Revenue
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,556,840
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,438,928
New York City, New York Municipal Water Finance Authority
Water & Sewer System 5.00% 6/15/21 (AMBAC)	1,180,000	1,248,534
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,597,049
Series D 5.00% 9/15/23	3,360,000	3,810,139
Series K 5.50% 6/15/15	3,500,000	3,822,140

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	$4,000,000	$4,602,000
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,450,183
San Francisco, California City & County Public
Utilities Commission
Series A 5.00% 11/1/27	7,430,000	7,960,874
Series D 5.00% 11/1/16	2,265,000	2,567,921
		46,246,496
Total Municipal Bonds (cost $780,235,568)		796,298,730

Short-Term Investments – 1.02%
¤Variable Rate Demand Notes – 1.02%
Mississippi State Business Finance Commission Gulf
Opportunity Zone (Chevron USA Project) Series G
0.03% 12/1/30	3,465,000	3,465,000
0.03% 11/1/35	4,850,000	4,850,000
Total Short-Term Investments (cost $8,315,000)		8,315,000

Total Value of Securities – 98.60%
(cost $788,550,568)		804,613,730
Receivables and Other Assets
Net of Liabilities – 1.40%		11,463,545
Net Assets – 100.00%		$816,077,275

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $2,587,895, which represented 0.32% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by Financial Guaranty Insurance Company
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.80%
Corporate Revenue Bonds – 18.61%
Allegheny County, Pennsylvania Industrial
Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	$6,520,000	$5,072,495
6.875% 5/1/30	300,000	304,542
Buckeye, Ohio Tobacco Settlement Financing
Authority Asset-Backed Series A-2
5.875% 6/1/47	6,500,000	4,381,975
6.50% 6/1/47	8,405,000	6,222,474
# California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)	5,000,000	4,060,650
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,077,590
Capital Trust Agency, Florida Revenue
(Million Air One) 7.75% 1/1/41	1,700,000	1,795,846
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.00% 9/1/25	1,000,000	976,800
Cloquet, Minnesota Pollution Control Revenue (Potlatch
Corp. Project) 5.90% 10/1/26	3,605,000	3,574,682
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,007,070
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project)
Series A 6.35% 2/1/25 (AMT)	1,650,000	1,612,908
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	7,000,000	5,169,710
Houston, Texas Airport System Revenue
(Continental Airlines) Series A 6.625% 7/15/38	2,000,000	1,946,400
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,199,362
6.00% 6/1/28	1,455,000	1,567,777
6.25% 6/1/24	2,635,000	2,843,429
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	935,000	881,901

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	$3,000,000	$3,123,240
Maryland Economic Development Corporation Pollution
Control Revenue (CNX Marine Terminals Inc.)
5.75% 9/1/25	3,825,000	3,936,996
Michigan Tobacco Settlement Financing Authority Revenue
Asset-Backed Series A 6.00% 6/1/48	555,000	404,717
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	2,732,375
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	3,579,680
5.75% 9/15/27 (AMT)	2,000,000	1,885,540
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.50% 8/1/16 (AMT)	200,000	208,020
•7.75% 8/1/31 (AMT)	1,000,000	1,116,740
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	850,130
New York Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower)
Class 3 6.375% 7/15/49	2,000,000	2,112,660
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	750,000	757,875
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30-T	2,000,000	1,749,640
Salt Verde, Arizona Financial Senior Gas Revenue
5.25% 12/1/27	2,235,000	2,273,531
5.25% 12/1/28	1,050,000	1,057,760
5.50% 12/1/29	765,000	783,199
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35	1,000,000	1,046,050
Tobacco Settlement Financing Corporation, Louisiana Asset-
Backed Note Series A 5.25% 5/15/35	1,540,000	1,456,008
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	6,500,000	4,417,855

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	$1,000,000	$1,015,030
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	327,724
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35	2,000,000	1,712,740
		81,243,121
Education Revenue Bonds – 22.25%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,045,610
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,243,261
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,885,000	1,689,865
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,088,500
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,000,000	872,930
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,153,700
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,627,275
California School Finance Authority (New Designs Charter
School) Series A 5.50% 6/1/42	1,750,000	1,554,385
California Statewide Communities Development Authority
Charter School Revenue (Green Dot Public Schools)
Series A 7.25% 8/1/41	1,915,000	1,974,614
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,098,720
Series A 5.50% 11/1/38	2,000,000	1,810,800
(Lancer Plaza Project)
5.625% 11/1/33	400,000	348,780
5.875% 11/1/43	875,000	745,185
California Statewide Communities Development Authority
School Facility Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	995,000	961,478

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series A 5.125% 10/1/35	$1,000,000	$918,820
Subordinate Series B 6.00% 10/1/35	1,500,000	1,471,140
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	952,000
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,006,140
Colorado Educational & Cultural Facilities Authority
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,002,180
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,443,548
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,198,900
Gainesville, Georgia Redevelopment Authority
Educational Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,548,868
5.125% 3/1/37	2,000,000	1,668,900
Hawaii State Department of Budget & Finance
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	1,950,900
Idaho Housing & Financing Association Nonprofit Facilities
Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	749,920
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,090,720
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	984,110
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,070,250
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	1,000,000	989,280
Iowa Higher Education Loan Authority Revenue
(Private College Facilities)
5.00% 10/1/38	1,970,000	1,816,616
6.00% 9/1/39	2,145,000	2,210,830

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation)
8.00% 12/15/41	$1,500,000	$1,545,900
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,345,000	1,367,717
Maryland State Economic Development Corporation
Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33	1,130,000	1,135,469
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	1,005,000
(Springfield College) 5.625% 10/15/40	1,000,000	1,017,790
≠@(Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	327,331
Massachusetts State Development Finance Agency Revenue
(Harvard University)
Series B-1 5.00% 10/15/20	1,510,000	1,784,110
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	841,311
(University Learning) 7.50% 11/1/40	1,000,000	1,077,550
(Voyageur) 8.00% 7/15/41	1,250,000	1,221,238
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	956,954
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	981,750
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,550,430
New Jersey State Educational Facilities Authority Revenue
(Rider University) Series A 5.00% 7/1/37	800,000	742,160
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,208,150
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	1,804,614

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
# Oregon State Facilities Authority Revenue
(Concordia University Project) Series A 144A
6.125% 9/1/30	$1,000,000	$1,003,610
6.375% 9/1/40	500,000	507,430
Pennsylvania State Higher Educational
Facilities Authority Revenue
(Edinboro University Foundation)
5.80% 7/1/30	1,300,000	1,263,184
6.00% 7/1/42	1,000,000	957,680
•(Foundation Indiana University)
Series A 0.834% 7/1/39 (SGI)	2,400,000	1,635,144
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Discovery Charter School Project)
5.875% 4/1/32	450,000	443,228
6.25% 4/1/37	500,000	503,735
(First Philadelphia Charter Project)
Series A 5.75% 8/15/32	745,000	700,784
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,014,860
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,334,704
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,004,510
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,471,393
Phoenix, Arizona Industrial Development Authority Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	874,300
5.625% 9/1/42	600,000	511,230
(Rowan University Project) 5.00% 6/1/42	2,000,000	1,850,800
Pima County, Arizona Industrial Development
Authority Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,714,480
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	924,841
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	910,000	742,032
Puerto Rico Industrial Tourist Educational Medical &
Environmental Central Facilities Financing Authority
(Sacred Heart University) 5.00% 10/1/42	750,000	498,330

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	$2,000,000	$2,078,520
Texas A&M University Revenue Series B 5.00% 5/15/21	4,040,000	4,695,934
University of Texas Revenue Series B 5.00% 8/15/21	5,000,000	5,856,900
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,283,305
Wisconsin Public Finance Authority Revenue
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	1,806,180
Wyoming Community Development
Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,042,750
Yonkers, New York Economic Development
Corporation Education Revenue
(Charter School Educational Excellence) 6.25% 10/15/40	595,000	577,572
		97,153,135
Healthcare Revenue Bonds – 27.01%
Abag, California Finance Authority for Nonprofit
Corporations (Episcopal Senior Communities)
6.125% 7/1/41	1,650,000	1,712,123
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A
8.00% 10/1/42	1,000,000	1,091,860
8.00% 10/1/46	1,500,000	1,634,385
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	957,860
Bexar County, Texas Health Facilities Development
Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,041,250
Brevard County, Florida Health Facilities Authority
Health Care Facilities Revenue
(Health First Inc. Project) 7.00% 4/1/39	1,000,000	1,091,040
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,025,694
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	987,790

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue
(BE Group) 7.25% 11/15/41	$500,000	$535,810
(Terraces at San Joaquin Garden)
Series A 6.00% 10/1/47	1,250,000	1,185,150
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,371,125
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	2,000,000	1,654,480
Cleveland - Cuyahoga County, Ohio Port Authority Revenue
Senior Housing
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,000,000	851,910
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,990,000	1,933,842
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,370,128
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	947,140
6.375% 1/1/39	1,000,000	1,041,770
Duluth, Minnesota Economic Development Authority
Revenue (St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	2,250,000	2,164,838
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project)
5.50% 8/1/33	1,200,000	1,048,788
Hanover County, Virginia Economic Development
Authority Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,438,679
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,247,288
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,111,340
(Kahala Nui) 5.25% 11/15/37	1,000,000	959,580

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	$1,500,000	$1,569,120
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,507,957
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,202,850
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,565,000	3,802,714
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,002,380
Indiana Finance Authority Hospital Revenue (King’s
Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	855,390
Indiana Finance Authority Revenue
(Marquette Project) 5.00% 3/1/39	1,400,000	1,209,348
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,080,575
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A 6.50% 3/1/45	1,000,000	1,038,820
Kentwood, Michigan Economic Development
Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,088,338
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	1,750,000	1,841,350
Lake County, Florida Individual Development Revenue
(Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	2,589,750
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	729,256
Lebanon County, Pennsylvania Health Facilities
Authority Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	975,340
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,842,440
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	999,420
Lucas County, Ohio Improvement (Lutheran Homes)
Series A 7.00% 11/1/45	3,000,000	3,103,590
Maine Health & Higher Educational Facilities Authority
Revenue (Maine General Medical Center)
6.75% 7/1/41	1,700,000	1,845,469

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	$1,000,000	$962,680
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,500,000	1,412,175
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,443,540
Missouri State Health & Educational Facilities Authority
Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,021,220
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,394,725
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Project) 5.00% 2/15/44	3,000,000	2,353,800
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,410,374
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A
4.00% 7/1/26	980,000	909,479
5.00% 7/1/25	315,000	325,086
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	847,031
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,737,233
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,220,172
New York State Dormitory Authority Revenue
Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	2,500,000	2,450,800
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,471,831
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	911,970
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	1,000,000	886,660
Oklahoma County, Oklahoma Finance Authority Revenue
(Epworth Villa Project) Series A 5.125% 4/1/42	970,000	842,435
Onondaga, New York Civic Development Revenue
(St. Joseph Hospital Health Center)
4.50% 7/1/32	1,000,000	833,020
5.00% 7/1/16	1,000,000	1,020,450
5.00% 7/1/17	1,945,000	1,990,494

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted
Living Residence Revenue 6.50% 1/1/46	$4,000,000	$3,364,560
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,174,767
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System) Series A 5.50% 7/1/30	2,000,000	1,770,760
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,422,540
San Buenaventura, California Revenue
(Community Memorial Health Systems) 7.50% 12/1/41	4,475,000	4,830,763
South Carolina Jobs - Economic Development
Authority Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	934,480
St. Johns County, Florida Industrial Development
Authority Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,010,410
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	500,000	514,790
St. Paul, Minnesota Housing & Redevelopment
Authority Hospital Revenue
(Health East Project) 6.00% 11/15/30	2,000,000	2,031,740
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	589,358
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	481,205
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,073,080
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,005,807
Washington State Health Care Facilities Authority Revenue
(Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,314,925

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	$270,000	$265,272
5.75% 11/1/39	600,000	594,336
6.00% 5/1/47	920,000	921,398
West Virginia Hospital Finance Authority Revenue (Highland
Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,576,300
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	942,080
Wisconsin Health & Educational Facilities Authority
Revenue (Sauk-Prairie Memorial Hospital Inc.)
Series A 5.125% 2/1/38	3,460,000	2,975,600
		117,927,323
Housing Revenue Bonds – 1.01%
California Municipal Finance Authority
Mobile Home Park Revenue
(Senior - Caritas Projects) Series A
5.50% 8/15/47	1,500,000	1,429,230
6.40% 8/15/45	1,820,000	1,871,051
Independent Cities, California Finance Authority Revenue
(Sahar Mobile Home Park)
Series A 5.00% 6/15/47	1,250,000	1,094,450
		4,394,731
Lease Revenue Bonds – 5.50%
California Municipal Finance Authority Revenue (Goodwill
Industry Sacramento Valley and
Northern Nevada Project) Series A
6.625% 1/1/32	500,000	508,090
6.875% 1/1/42	1,500,000	1,526,895
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	950,000	970,140
District of Columbia Revenue
(Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,262,602
Hudson, New York Yards Infrastructure Corporation Revenue
Series A 5.75% 2/15/47	2,500,000	2,573,400

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(UMM Energy Partners) Series A 5.00% 6/15/37 (AMT)	$560,000	$503,860
New York State Liberty Development Corporation Liberty
Revenue (World Trade Center Project) 5.75% 11/15/51	7,425,000	7,810,878
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II) 5.75% 10/1/31 (AMT)	3,775,000	3,367,564
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	3,396,360
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,101,140
		24,020,929
Local General Obligation Bond – 0.68%
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,969,082
		2,969,082
§Pre-Refunded Bonds – 1.33%
Capital Trust Agency, Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32-14	550,000	565,103
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A 5.50% 12/1/24-14	720,000	748,771
New Jersey State Economic Development Authority
Revenue (Cigarette Tax) 5.75% 6/15/34-14	965,000	1,007,614
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32-19	1,000,000	1,303,790
Oklahoma City, Oklahoma Industrial &
Cultural Facilities Subordinated
(Air Cargo - Obligated Group) 6.75% 1/1/23-14 (AMT)	1,160,000	1,194,290
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32-13	1,000,000	1,004,270
		5,823,838
Resource Recovery Revenue Bonds – 0.74%
Mission Economic Development, Dallas, Texas Clean Energy
Revenue (McCommas) 6.875% 12/1/24	1,000,000	1,018,010
Phoenix, Arizona Industrial Development Authority Revenue
(Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	2,550,000	2,222,631
		3,240,641

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 11.91%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	$1,475,000	$1,334,713
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,759,500
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	950,880
Brooklyn Arena Local Development, New York
Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	5,500,000	5,788,255
6.50% 7/15/30	1,175,000	1,279,669
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,202,708
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	1,889,720
≠@ Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	510,170
Henderson, Nevada Local Improvement
Districts #T-18 5.30% 9/1/35	650,000	467,948
Lancaster, California Redevelopment Agency
Tax Allocation Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	531,435
Mosaic, Virginia District Community Development Authority
Revenue Series A 6.875% 3/1/36	1,500,000	1,641,540
Nampa Development Corporation, Idaho Revenue
5.90% 3/1/30	2,000,000	2,045,440
#(Liberty Square Project) 144A 5.00% 9/1/31	2,940,000	2,738,375
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	2,500,000	2,525,450
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program)
Series AA 5.00% 6/15/21	2,000,000	2,250,740
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	999,590
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,157,120
(YMCA of Greater New York Project) 5.00% 8/1/36	3,000,000	2,999,880
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,034,200

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Overland Park, Kansas Special Obligation Revenue
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	$3,000,000	$2,602,110
Puerto Rico Sales Tax Financing Corporation Tax Revenue
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	730,000	604,287
First Subordinate
Series A 5.75% 8/1/37	800,000	687,944
Series C 5.50% 8/1/40	3,000,000	2,464,020
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,011,690
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement (Francis Place
Redevelopment Project) 5.625% 11/1/25	1,200,000	1,156,404
Roseville Westpark, California Community Facilities
District #1 (Special Tax Public Facilities) 5.25% 9/1/37	600,000	535,464
San Mateo, California Special Tax Revenue
(Community Facilities District #2008-1 Bay Meadows)
6.00% 9/1/42	705,000	725,734
@ St. Joseph, Missouri Industrial Development
Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	953,480
5.50% 11/1/27	500,000	463,710
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,201,380
Winter Garden Village at Fowler Groves Community
Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	910,000	912,621
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21	845,000	550,137
		51,976,314
State General Obligation Bonds – 2.02%
State of Connecticut Series C 5.00% 6/1/22	3,000,000	3,436,830
State of Minnesota (Trunk Highway) Series B 5.00% 10/1/21	2,600,000	3,047,200
State of New York Series A 5.25% 2/15/24	2,000,000	2,337,860
		8,821,890

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 6.74%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	$1,890,000	$1,874,767
Subordinate Lien
5.00% 1/1/42	2,915,000	2,400,444
6.75% 1/1/41	1,000,000	1,013,710
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25	1,000,000	1,040,040
Maryland Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,403,192
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/44	1,825,000	1,782,806
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,154,806
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	963,270
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,109,120
San Francisco, California City & County Airports Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,023,025
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	1,090,000	1,195,349
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,565,879
7.50% 6/30/33	500,000	560,500
(Mobility Partners) 6.875% 12/31/39	4,055,000	4,324,860
		29,411,768
Total Municipal Bonds (cost $446,252,368)		426,982,772

Short-Term Investment – 0.32%
¤Variable Rate Demand Note – 0.32%
Mississippi State Business Finance Commission
Gulf Opportunity Zone
(Chevron USA Inc. Project) Series C 0.03% 12/1/30	1,400,000	1,400,000
Total Short-Term Investment (cost $1,400,000)		1,400,000

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

Total Value of Securities – 98.12%
(cost $447,652,368)	$428,382,772
Receivables and Other Assets
Net of Liabilities – 1.88%	8,205,765
Net Assets – 100.00%	$436,588,537

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2013, the aggregate value of Rule 144A securities was $8,310,065, which represented 1.90% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
@Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $2,254,691, which represented 0.52% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
≠Security is currently in default.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
SGI — Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
August 31, 2013

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Assets:
Investments, at value	$557,430,796	$796,298,730	$426,982,772
Short-term investments, at value	5,080,000	8,315,000	1,400,000
Cash	—	1,762,780	2,274,726
Interest receivable	7,426,892	9,995,396	6,376,019
Receivable for fund shares sold	9,724,554	1,645,893	1,326,733
Receivable for securities sold	249,784	1,878,063	2,063,316
Total assets	579,912,026	819,895,862	440,423,566

Liabilities:
Bank overdraft	491,413	—	—
Income distributions payable	574,084	599,689	563,384
Payable for securities purchased	5,464,606	—	—
Payable for fund shares redeemed	1,329,788	2,471,520	2,837,072
Investment management fees payable	210,917	313,989	142,009
Distribution fees payable	141,648	108,291	107,928
Trustees’ fees payable	3,562	4,969	3,005
Other affiliates payable	26,064	51,574	30,865
Other accrued expenses	150,416	268,555	150,766
Total liabilities	8,392,498	3,818,587	3,835,029
Total Net Assets	$571,519,528	$816,077,275	$436,588,537

Net Assets Consist of:
Paid-in capital	$559,864,696	$805,510,665	$465,625,473
Undistributed (distributions in excess of)
net investment income	(420,690)	16,249	10,396
Accumulated net realized loss on investments	(169,711)	(5,512,801)	(9,777,736)
Net unrealized appreciation
(depreciation) of investments	12,245,233	16,063,162	(19,269,596)
Total Net Assets	$571,519,528	$816,077,275	$436,588,537

Investments, at cost	$545,185,563	$780,235,568	$446,252,368
Short-term investments, at cost	5,080,000	8,315,000	1,400,000

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Asset Value

Class A
Net assets	$519,986,094	$391,922,587	$200,988,059
Shares of beneficial interest outstanding,
unlimited authorization, no par	46,688,960	33,518,737	20,848,765
Net asset value per share	$11.14	$11.69	$9.64
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset
value per share/(1 - sales charge)	$11.66	$12.02	$10.09

Class B
Net assets	$1,016,613	$37,369	$549,618
Shares of beneficial interest outstanding,
unlimited authorization, no par	91,330	3,199	56,912
Net asset value and offering price per share	$11.13	$11.68	$9.66

Class C
Net assets	$33,509,001	$64,904,389	$69,888,841
Shares of beneficial interest outstanding,
unlimited authorization, no par	3,008,082	5,553,893	7,219,786
Net asset value and offering price per share	$11.14	$11.69	$9.68

Institutional Class
Net assets	$17,007,820	$359,212,930	$165,162,019
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,515,769	30,426,114	16,974,758
Net asset value per share	$11.22	$11.81	$9.73

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year Ended August 31, 2013

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$30,018,529	$31,248,880	$25,397,163

Expenses:
Management fees	3,538,946	4,313,613	2,766,296
Distribution expenses – Class A	1,742,388	1,328,593	620,476
Distribution expenses – Class B	13,218	540	6,943
Distribution expenses – Class C	393,252	762,317	816,816
Dividend disbursing and transfer
agent fees and expenses	531,891	888,885	431,874
Accounting and administration expenses	255,155	342,051	195,719
Registration fees	71,357	105,752	141,029
Legal fees	57,804	73,742	43,118
Audit and tax	38,043	40,933	43,542
Reports and statements to shareholders	36,968	48,005	32,255
Trustees’ fees	30,481	40,840	23,666
Pricing fees	19,069	30,239	30,444
Insurance	12,249	15,971	6,714
Custodian fees	11,923	16,056	9,802
Due and services	9,927	10,898	7,384
Consulting fees	6,190	8,370	4,785
Trustees’ expenses	2,353	3,121	1,698
	6,771,214	8,029,926	5,182,561
Less expenses waived	(933,004)	(641,292)	(710,005)
Less waived distribution expenses – Class A	(286,751)	(664,423)	—
Less waived distribution expenses – Class B	(2,851)	(206)	(356)
Less expense paid indirectly	(459)	(443)	(210)
Total operating expenses	5,548,149	6,723,562	4,471,990
Net Investment Income	24,470,380	24,525,318	20,925,173

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	650,101	2,103,125	(6,365,278)
Net change in unrealized appreciation
(depreciation) of investments	(56,788,332)	(53,424,815)	(51,403,696)
Net Realized and Unrealized Loss	(56,138,231)	(51,321,690)	(57,768,974)

Net Decrease in Net Assets
Resulting from Operations	$(31,667,851)	$(26,796,372)	$(36,843,801)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,470,380	$26,112,758
Net realized gain	650,101	12,593,089
Net change in unrealized appreciation (depreciation)	(56,788,332)	39,892,342
Net increase (decrease) in net assets resulting
from operations	(31,667,851)	78,598,189

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22,428,163)	(24,318,829)
Class B	(42,651)	(71,571)
Class C	(1,182,623)	(1,113,082)
Institutional Class	(878,942)	(547,276)

Net realized gain:
Class A	(3,943,079)	—
Class B	(9,580)	—
Class C	(252,231)	—
Institutional Class	(129,211)	—
	(28,866,480)	(26,050,758)

Capital Share Transactions:
Proceeds from shares sold:
Class A	51,732,093	24,908,312
Class B	—	29,617
Class C	9,662,948	6,942,209
Institutional Class	14,585,085	13,146,308

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	21,200,798	13,911,049
Class B	35,033	48,104
Class C	1,126,428	837,082
Institutional Class	770,706	353,695
	99,113,091	60,176,376

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(102,831,446)	$(72,229,853)
Class B	(736,734)	(1,107,287)
Class C	(10,415,684)	(4,210,929)
Institutional Class	(14,344,638)	(5,557,588)
	(128,328,502)	(83,105,657)
Decrease in net assets derived from
capital share transactions	(29,215,411)	(22,929,281)
Net Increase (Decrease) in Net Assets	(89,749,742)	29,618,150

Net Assets:
Beginning of year	661,269,270	631,651,120
End of year	$571,519,528	$661,269,270

Undistributed (Distributions in excess of)
net investment income	$(420,690)	$128,895

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,525,318	$24,892,898
Net realized gain	2,103,125	8,549,846
Net change in unrealized appreciation (depreciation)	(53,424,815)	29,502,702
Net increase (decrease) in net assets resulting
from operations	(26,796,372)	62,945,446

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,370,714)	(13,653,725)
Class B	(1,250)	(3,093)
Class C	(1,479,921)	(1,448,064)
Institutional Class	(10,673,419)	(9,787,989)
	(24,525,304)	(24,892,871)

Capital Share Transactions:
Proceeds from shares sold:
Class A	128,625,350	110,940,228
Class B	—	2,352
Class C	15,000,790	21,316,081
Institutional Class	165,989,432	121,081,688

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	10,926,273	10,732,723
Class B	1,193	2,048
Class C	1,241,156	1,183,202
Institutional Class	5,524,787	5,274,687
	327,308,981	270,533,009

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(187,663,361)	$(122,640,858)
Class B	(26,358)	(194,373)
Class C	(22,891,363)	(10,083,689)
Institutional Class	(122,854,259)	(88,824,807)
	(333,435,341)	(221,743,727)
Increase (decrease) in net assets derived from
capital share transactions	(6,126,360)	48,789,282
Net Increase (Decrease) in Net Assets	(57,448,036)	86,841,857

Net Assets:
Beginning of year	873,525,311	786,683,454
End of year	$816,077,275	$873,525,311

Undistributed net investment income	$16,249	$16,235

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,925,173	$14,231,167
Net realized gain (loss)	(6,365,278)	119,419
Net change in unrealized appreciation (depreciation)	(51,403,696)	32,901,643
Net increase (decrease) in net assets resulting
from operations	(36,843,801)	47,252,229

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,374,871)	(8,090,016)
Class B	(24,213)	(31,314)
Class C	(2,802,765)	(2,143,223)
Institutional Class	(7,681,237)	(3,879,322)
	(20,883,086)	(14,143,875)

Capital Share Transactions:
Proceeds from shares sold:
Class A	116,090,432	98,235,878
Class B	246	24,627
Class C	32,493,321	28,063,476
Institutional Class	204,957,801	94,846,876

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	8,770,101	6,404,305
Class B	17,998	19,983
Class C	2,333,691	1,761,167
Institutional Class	4,422,902	1,594,690
	369,086,492	230,951,002

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(126,538,150)	$(35,115,726)
Class B	(176,390)	(121,264)
Class C	(25,438,495)	(10,532,464)
Institutional Class	(147,516,929)	(23,649,060)
	(299,669,964)	(69,418,514)
Increase in net assets derived from
capital share transactions	69,416,528	161,532,488
Net Increase in Net Assets	11,689,641	194,640,842

Net Assets:
Beginning of year	424,898,896	230,258,054
End of year	$436,588,537	$424,898,896

Undistributed net investment income	$10,396	$26,897

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.260	$11.300	$11.630	$10.890	$10.970

0.456	0.484	0.503	0.522	0.479
(1.039)	0.959	(0.330)	0.740	(0.081)
(0.583)	1.443	0.173	1.262	0.398

(0.457)	(0.483)	(0.503)	(0.522)	(0.478)
(0.080)	—	—	—	—
(0.537)	(0.483)	(0.503)	(0.522)	(0.478)

$11.140	$12.260	$11.300	$11.630	$10.890

(5.02% )	13.01%	1.65%	11.85%	3.91%

$519,986	$604,415	$589,175	$581,931	$536,420
0.80%	0.80%	0.80%	0.80%	0.84%

0.99%	0.93%	0.94%	0.95%	0.97%
3.76%	4.11%	4.52%	4.64%	4.60%

3.57%	3.98%	4.38%	4.49%	4.47%
40%	52%	49%	32%	66%

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.260	$11.290	$11.620	$10.880	$10.960

0.392	0.395	0.418	0.437	0.399
(1.049)	0.969	(0.330)	0.740	(0.080)
(0.657)	1.364	0.088	1.177	0.319

(0.393)	(0.394)	(0.418)	(0.437)	(0.399)
(0.080)	—	—	—	—
(0.473)	(0.394)	(0.418)	(0.437)	(0.399)

$11.130	$12.260	$11.290	$11.620	$10.880

(5.60% )	12.27%	0.89%	11.01%	3.13%

$1,017	$1,827	$2,682	$5,373	$8,168
1.34%	1.56%	1.56%	1.56%	1.60%

1.70%	1.69%	1.70%	1.71%	1.73%
3.22%	3.35%	3.76%	3.88%	3.84%

2.86%	3.22%	3.62%	3.73%	3.71%
40%	52%	49%	32%	66%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.270	$11.300	$11.630	$10.890	$10.970

0.364	0.395	0.419	0.437	0.399
(1.048)	0.969	(0.330)	0.740	(0.080)
(0.684)	1.364	0.089	1.177	0.319

(0.366)	(0.394)	(0.419)	(0.437)	(0.399)
(0.080)	—	—	—	—
(0.446)	(0.394)	(0.419)	(0.437)	(0.399)

$11.140	$12.270	$11.300	$11.630	$10.890

(5.82% )	12.26%	0.88%	11.00%	3.13%

$33,509	$36,840	$30,552	$30,302	$20,542
1.56%	1.56%	1.56%	1.56%	1.60%

1.70%	1.69%	1.70%	1.71%	1.73%
3.00%	3.35%	3.76%	3.88%	3.84%

2.86%	3.22%	3.62%	3.73%	3.71%
40%	52%	49%	32%	66%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

				12/31/08[1]
Year Ended				to
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.360	$11.380	$11.720	$10.890	$10.020

0.490	0.517	0.534	0.549	0.322
(1.060)	0.979	(0.340)	0.830	0.870
(0.570)	1.496	0.194	1.379	1.192

(0.490)	(0.516)	(0.534)	(0.549)	(0.322)
(0.080)	—	—	—	—
(0.570)	(0.516)	(0.534)	(0.549)	(0.322)

$11.220	$12.360	$11.380	$11.720	$10.890

(4.89% )	13.41%	1.83%	12.84%	12.15%

$17,008	$18,187	$9,242	$7,634	$1
0.56%	0.56%	0.56%	0.56%	0.60%

0.70%	0.69%	0.70%	0.71%	0.73%
4.00%	4.35%	4.76%	4.88%	4.84%

3.86%	4.22%	4.62%	4.73%	4.71%
40%	52%	49%	32%	66% [3]

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.410	$11.850	$12.110	$11.460	$11.250

0.344	0.362	0.381	0.423	0.388
(0.720)	0.560	(0.260)	0.650	0.210
(0.376)	0.922	0.121	1.073	0.598

(0.344)	(0.362)	(0.381)	(0.423)	(0.388)
(0.344)	(0.362)	(0.381)	(0.423)	(0.388)

$11.690	$12.410	$11.850	$12.110	$11.460

(3.13% )	7.89%	1.10%	9.53%	5.49%

$391,923	$464,540	$444,780	$481,004	$459,782
0.75%	0.75%	0.75%	0.75%	0.75%

0.97%	0.97%	0.98%	1.00%	1.03%
2.79%	2.98%	3.27%	3.59%	3.51%

2.57%	2.76%	3.04%	3.34%	3.23%
23%	39%	43%	27%	47%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.390	$11.840	$12.100	$11.450	$11.240

0.286	0.259	0.282	0.324	0.294
(0.710)	0.550	(0.260)	0.650	0.210
(0.424)	0.809	0.022	0.974	0.504

(0.286)	(0.259)	(0.282)	(0.324)	(0.294)
(0.286)	(0.259)	(0.282)	(0.324)	(0.294)

$11.680	$12.390	$11.840	$12.100	$11.450

(3.50% )	6.90%	0.25%	8.62%	4.61%

$37	$65	$249	$511	$861
1.22%	1.60%	1.60%	1.60%	1.60%

1.67%	1.67%	1.68%	1.70%	1.73%
2.32%	2.13%	2.42%	2.74%	2.66%

1.87%	2.06%	2.34%	2.64%	2.53%
23%	39%	43%	27%	47%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.400	$11.850	$12.110	$11.450	$11.240

0.239	0.258	0.282	0.323	0.294
(0.710)	0.550	(0.260)	0.660	0.210
(0.471)	0.808	0.022	0.983	0.504

(0.239)	(0.258)	(0.282)	(0.323)	(0.294)
(0.239)	(0.258)	(0.282)	(0.323)	(0.294)

$11.690	$12.400	$11.850	$12.110	$11.450

(3.87% )	6.89%	0.25%	8.70%	4.60%

$64,904	$75,887	$60,398	$65,343	$40,232
1.60%	1.60%	1.60%	1.60%	1.60%

1.67%	1.67%	1.68%	1.70%	1.73%
1.94%	2.13%	2.42%	2.74%	2.66%

1.87%	2.06%	2.34%	2.64%	2.53%
23%	39%	43%	27%	47%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

				12/31/08[1]
Year Ended				to
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.530	$11.970	$12.230	$11.460	$10.800

0.366	0.384	0.402	0.424	0.269
(0.720)	0.560	(0.260)	0.770	0.660
(0.354)	0.944	0.142	1.194	0.929

(0.366)	(0.384)	(0.402)	(0.424)	(0.269)
(0.366)	(0.384)	(0.402)	(0.424)	(0.269)

$11.810	$12.530	$11.970	$12.230	$11.460

(2.92% )	8.00%	1.28%	10.62%	8.68%

$359,213	$333,033	$281,256	$192,026	$1
0.60%	0.60%	0.60%	0.60%	0.60%

0.67%	0.67%	0.68%	0.70%	0.73%
2.94%	3.13%	3.42%	3.74%	3.65%

2.87%	3.06%	3.34%	3.64%	3.52%
23%	39%	43%	27%	47% [3]

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.750	$9.620	$10.090	$8.920	$9.510

0.449	0.496	0.479	0.513	0.505
(1.110)	1.127	(0.474)	1.169	(0.595)
(0.661)	1.623	0.005	1.682	(0.090)

(0.449)	(0.493)	(0.475)	(0.512)	(0.500)
(0.449)	(0.493)	(0.475)	(0.512)	(0.500)

$9.640	$10.750	$9.620	$10.090	$8.920

(6.47% )	17.28%	0.23%	19.29%	(0.38% )

$200,988	$228,829	$140,629	$139,628	$68,812
0.85%	0.85%	0.85%	0.85%	0.90%

0.99%	0.99%	1.01%	1.04%	1.08%
4.18%	4.83%	5.03%	5.24%	6.06%

4.04%	4.69%	4.87%	5.05%	5.88%
46%	34%	57%	37%	67%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.770	$9.640	$10.110	$8.940	$9.530

0.375	0.421	0.408	0.442	0.440
(1.110)	1.127	(0.474)	1.169	(0.592)
(0.735)	1.548	(0.066)	1.611	(0.152)

(0.375)	(0.418)	(0.404)	(0.441)	(0.438)
(0.375)	(0.418)	(0.404)	(0.441)	(0.438)

$9.660	$10.770	$9.640	$10.110	$8.940

(7.10% )	16.39%	(0.51% )	18.37%	(1.11% )

$550	$775	$768	$1,118	$1,448
1.55%	1.60%	1.60%	1.60%	1.65%

1.74%	1.74%	1.76%	1.79%	1.83%
3.48%	4.08%	4.28%	4.49%	5.31%

3.29%	3.94%	4.12%	4.30%	5.13%
46%	34%	57%	37%	67%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.800	$9.660	$10.130	$8.960	$9.550

0.370	0.422	0.409	0.442	0.441
(1.120)	1.137	(0.474)	1.169	(0.592)
(0.750)	1.559	(0.065)	1.611	(0.151)

(0.370)	(0.419)	(0.405)	(0.441)	(0.439)
(0.370)	(0.419)	(0.405)	(0.441)	(0.439)

$9.680	$10.800	$9.660	$10.130	$8.960

(7.21% )	16.47%	(0.51% )	18.33%	(1.11% )

$69,889	$69,634	$44,497	$36,384	$7,770
1.60%	1.60%	1.60%	1.60%	1.65%

1.74%	1.74%	1.76%	1.79%	1.83%
3.43%	4.08%	4.28%	4.49%	5.31%

3.29%	3.94%	4.12%	4.30%	5.13%
46%	34%	57%	37%	67%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

				12/31/08[1]
Year Ended				to
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.850	$9.710	$10.190	$8.930	$7.590

0.480	0.527	0.506	0.534	0.342
(1.120)	1.137	(0.484)	1.259	1.338
(0.640)	1.664	0.022	1.793	1.680

(0.480)	(0.524)	(0.502)	(0.533)	(0.340)
(0.480)	(0.524)	(0.502)	(0.533)	(0.340)

$9.730	$10.850	$9.710	$10.190	$8.930

(6.23% )	17.57%	0.41%	20.55%	22.55%

$165,162	$125,661	$44,364	$16,840	$1
0.60%	0.60%	0.60%	0.60%	0.65%

0.74%	0.74%	0.76%	0.79%	0.85%
4.43%	5.08%	5.28%	5.49%	6.41%

4.29%	4.94%	5.12%	5.30%	6.21%
46%	34%	57%	37%	67% [3]

Notes to financial statements
Delaware Investments® National Tax-Free Funds	August 31, 2013

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2.00% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010 – Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the

Notes to financial statements
Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Aug. 31, 2013.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Aug. 31, 2013, each Fund earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$459	$443	$210

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High Yield Municipal Bond Fund, respectively, from Dec. 28, 2012 through Dec. 27, 2013. The contractual waivers did not change from the prior fiscal year end. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Aug. 31, 2013, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$31,908	$42,774	$24,473

DSC is also the transfer agent and dividend disbursing agent of each Fund. Each Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B shares and C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees from Dec. 28, 2012 through Dec. 27, 2013 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets

Notes to financial statements
Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

for the Delaware Tax-Free USA Intermediate Fund. This contractual waiver for Class A did not change from the prior fiscal year end. DDLP has contracted to waive distribution and service fees of Class B shares from exceeding 0.15% of average daily net assets from March 1, 2013 through Feb. 28, 2014 for the Delaware Tax-Free USA Intermediate Fund. DDLP has contracted to waive distribution and service fees of Class B shares from exceeding 0.25% of average daily net assets from May 1, 2013 through April 30, 2014 for the Delaware Tax-Free USA Fund and from Aug. 1, 2013 through July 31, 2014 for the Delaware National High-Yield Municipal Bond Fund.

As provided in the investment management agreement, each Fund bears the cost of certain legal services, including internal legal services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended Aug. 31, 2013, each Fund was charged for internal legal services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$19,465	$26,025	$14,908

For the year ended Aug. 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$64,432	$30,477	$132,969

For the year ended Aug. 31, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$1,198	$—	$542
Class B	—	—	—
Class C	540	1,051	2,265

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended Aug. 31, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$261,611,942	$196,761,644	$299,489,670
Sales	301,847,060	206,063,746	225,820,309

At Aug. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$550,605,178	$788,550,568	$447,417,208
Aggregate unrealized
appreciation	$27,446,089	30,537,589	$7,942,495
Aggregate unrealized
depreciation	(15,540,471)	(14,474,427)	(26,976,931)
Net unrealized appreciation
(depreciation)	$11,905,618	$16,063,162	$(19,034,436)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Notes to financial statements
Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2013:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
	Level 2	Level 2	Level 2
Municipal Bonds	$557,430,796	$796,298,730	$426,982,772
Short-Term investments	5,080,000	8,315,000	1,400,000
Total	$562,510,796	$804,613,730	$428,382,772

During the year ended Aug. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2013 and 2012 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Year ended 8/31/13
Tax-exempt income	$24,972,780	$24,519,615	$20,837,625
Ordinary income	47,185	5,689	45,461
Long-term capital gains	3,846,515	—	—
Total	$28,866,480	$24,525,304	$20,883,086

Year ended 8/31/12
Tax-exempt income	$25,997,997	$24,880,939	$14,095,674
Ordinary income	52,761	11,932	48,201
Total	$26,050,758	$24,892,871	$14,143,875

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2013, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$559,864,696	$805,510,665	$465,625,473
Undistributed tax-exempt
income	153,394	615,938	573,780
Undistributed long-term
capital gains	169,904	—	—
Distributions payable	(574,084)	(599,689)	(563,384)
Capital loss carryforward	—	(5,512,801)	(10,012,896)
Unrealized appreciation
(depreciation)	11,905,618	16,063,162	(19,034,436)
Net assets	$571,519,528	$816,077,275	$436,588,537

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable and tax treatment of market discount and premium on debt instruments.

Notes to financial statements
Delaware Investments® National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2013, the Funds recorded the following reclassifications:

	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	Municipal Bond Fund
Undistributed (distributions in excess of) net
investment income	$(487,586)	$(58,588)
Accumulated net realized loss	487,586	58,588

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. For the year ended Aug. 31, 2013, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund utilized $2,103,125 and $444,981 capital loss carryforwards, respectively. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Intermediate Fund	Municipal Bond Fund
2015	$—	$355,701
2017	5,428,954	374,735
Total	$5,428,954	$730,436

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free USA Intermediate Fund	$83,847	$—
Delaware National High-Yield Municipal Bond Fund	8,043,373	1,239,087

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12
Shares sold:
Class A	4,276,005	2,104,528	10,468,416	9,140,856	10,716,787	9,508,392
Class B	—	2,456	—	191	22	2,294
Class C	791,241	585,541	1,212,566	1,755,047	2,981,452	2,707,511
Institutional
Class	1,185,800	1,099,549	13,329,136	9,890,039	19,117,573	9,184,149

Shares issued upon reinvestment of dividends and distributions:
Class A	1,747,826	1,178,162	889,383	883,131	822,229	626,870
Class B	2,887	4,091	97	170	1,686	1,959
Class C	92,836	70,840	101,194	97,422	218,364	171,868
Institutional
Class	63,123	29,539	446,271	429,900	413,973	154,112
	8,159,718	5,074,706	26,447,063	22,196,756	34,272,086	22,357,155
Shares redeemed:
Class A	(8,619,683)	(6,149,790)	(15,279,657)	(10,105,267)	(11,975,751)	(3,469,808)
Class B	(60,658)	(94,985)	(2,168)	(16,124)	(16,808)	(11,969)
Class C	(879,323)	(356,850)	(1,879,390)	(830,827)	(2,430,451)	(1,035,620)
Institutional
Class	(1,205,157)	(469,114)	(9,932,491)	(7,234,869)	(14,138,037)	(2,326,733)
	(10,764,821)	(7,070,739)	(27,093,706)	(18,187,087)	(28,561,047)	(6,844,130)
Net increase
(decrease)	(2,605,103)	(1,996,033)	(646,643)	4,009,669	5,711,039	15,513,025

For the years ended Aug. 31, 2013 and 2012, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and in the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	16,804	16,807	$204,143	43,994	44,077	$511,259
Delaware Tax-Free
USA Intermediate Fund	87	86	1,063	5,885	5,877	71,118
Delaware National High-Yield
Municipal Bond Fund	4,128	4,138	44,736	3,567	3,578	35,790

Notes to financial statements
Delaware Investments® National Tax-Free Funds

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, each Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of Aug. 31, 2013 or at any time during the year then ended.

8. Geographic, Credit and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds investments may be adversely affected by new legislation within U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2013, 3.56% of the Delaware Tax-Free USA Fund’s net assets, 4.40% of Delaware Tax-Free USA Intermediate Fund’s net assets, and 1.17% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the schedules of investments.

As of Aug. 31, 2013, the Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 11.43% and 18.28%, respectively, of the Fund’s portfolio. As of Aug. 31, 2013, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.41% and 14.00%, respectively, of the Fund’s portfolio. As of Aug. 31, 2013, the Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 12.62% and 10.81%, respectively, of the Fund’s portfolio. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely

Notes to financial statements
Delaware Investments® National Tax-Free Funds

manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedules of investments.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Effective Oct. 1, 2013, Delaware Tax-Free USA Intermediate Fund will pay DDLP an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2013 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2013

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2013, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Ordinary Income	Tax-Exempt	Long-Term Capital	Total
	Distributions	Distributions	Gain Distributions	Distributions
	(Tax Basis)*	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free USA Fund	0.16%	86.51%	13.33%	100.00%
Delaware Tax-Free USA
Intermediate Fund	0.02%	99.98%	0.00%	100.00%
Delaware National High-Yield
Municipal Bond Fund	0.22%	99.78%	0.00%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

For the fiscal year ended Aug. 31, 2013, certain interest income paid by the Funds, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended Aug. 31, 2013, the Funds have designated maximum Qualified Interest Income distributions as follows:

Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
USA Fund	Intermediate Fund	Municipal Bond Fund
$47,201	$—	$45,461

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund investment advisory agreement

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund investment advisory agreement (continued)

Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware National High-Yield Municipal Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional general municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was extremely satisfied with performance.

Delaware Tax-Free USA Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware National High-Yield Municipal Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was extremely satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free USA Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund investment advisory agreement (continued)

Delaware Tax-Free USA Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Tax-Free USA Fund’s and Delaware Tax-Free USA Intermediate Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreements for the Funds provides a sharing of benefits with the Funds and their shareholders. Although the Delaware National High-Yield Municipal Bond Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director AKA Strategy New York, NY	Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ
Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

       Thomas L. Bennett1
       Joseph Chow
       John A. Fry
       Frances A. Sevilla-Sacasa
       Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $60,670 for the fiscal year ended August 31, 2013.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $59,600 for the fiscal year ended August 31, 2012.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $8,000 for the fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $11,900 for the fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $8,891,311 and $10,092,966 for the registrant’s fiscal years ended August 31, 2013 and August 31, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX-FREE FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 6, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 6, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 6, 2013